GOING CONCERN AND FINANCIAL POSITION	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND FINANCIAL POSITION

NOTE 2 – GOING CONCERN AND FINANCIAL POSITION

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has an accumulated deficit of $31,045,891 as of April 30, 2022 and has a working capital deficit at April 30, 2022 of $9,530,292. As of April 30, 2022, the Company only had cash and cash equivalents of $461,060 and approximately $151,000 of short-term debt in default. The short-term debt agreements provide legal remedies for satisfaction of defaults, none of the lenders to this point have pursued their legal remedies. While the Company has plans to grow its revenues through the new website , at this time, our current liquidity position raises substantial doubt about the Company’s ability to continue as a going concern.

Management’s plan is to raise additional funds in the form of debt or equity in order to continue to fund losses until such time as revenues can sustain the Company. However, there is no assurance that management will be successful in being able to continue to obtain additional funding. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 2 – GOING CONCERN AND FINANCIAL POSITION

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has an accumulated deficit of $28,451,733 as of January 31, 2022 and has a working capital deficit at January 31, 2022 of $8,325,847. As of January 31, 2022, the Company only had cash and cash equivalents of $77,498 and approximately $571,000 of short-term debt in default. The short-term debt agreements provide legal remedies for satisfaction of defaults, none of the lenders to this point have pursued their legal remedies. While the Company has continued to grow its revenues, at this time, our current liquidity position raises substantial doubt about the Company’s ability to continue as a going concern.

Management’s plan is to raise additional funds in the form of debt or equity in order to continue to fund losses until such time as revenues can sustain the Company. However, there is no assurance that management will be successful in being able to continue to obtain additional funding. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.